Summary of Significant Accounting Policies (Details) - USD ($)					12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Mar. 24, 2023	Jan. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2022	Sep. 27, 2022	Jan. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Withdrawals from the trust account					$ 12,219,791	$ 58,351,987
Cash withdrawn from trust account to pay franchise and income taxes					100,373	442,599
Cash withdrawn from trust account						741,013
Restricted cash						$ 161,449
Effective tax rate					(16.27%)	0.00%
Statutory tax rate					21.00%	21.00%
Unrecognized tax benefits
Held in trust account							$ 772,769	$ 772,769
Shares of common stock subject to possible redemption (in Shares)					1,082,789	2,172,851
March Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)			4,097,964
Aggregate redemption amount			$ 42,600,000
September Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)		1,456,871
Aggregate redemption amount		$ 15,700,000
June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)	1,090,062
Aggregate redemption amount	$ 12,220,000
Held in trust account	12,060,000.00
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)			4,097,964	224,328
Aggregate redemption amount			$ 42,600,000
Shares of common stock subject to possible redemption (in Shares)						2,172,851
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Cash withdrawn from trust account to pay franchise and income taxes					$ 841,386	$ 579,564
Held in trust account			80,400,000
Trust Account [Member] | June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account	$ 24,280,000
Trust Account [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account			$ 37,800,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares)				227,686
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs					$ 4,663,218
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs									$ 125,228